THE WRIGHT MANAGED INCOME TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Managed Income Trust (1933 Act File No. 2-81915) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2000, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 27 ("Amendment No. 27") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No.27 was filed electronically with the Commission (Accession No. 0000715165-00-000021) on April 28, 2000.

                            Wright U.S. Treasury Fund
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund


THE WRIGHT MANAGED INCOME TRUST


By:      /S/ Janet E. Sanders

            Janet E. Sanders
           Assisitant Secretary

Date:   May 2, 2000